Plant, Property and Equipment, Net - Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	$ 76,201,693	$ 66,543,181
Construction in progress	3,012,275	2,994,832
Less:
Accumulated depreciation	(15,268,107)	(9,034,739)
Plant, property and equipment, net	63,945,861	60,503,274
Building [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	32,649,379	28,882,829
Machines [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	41,084,085	35,486,639
Vehicles [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	483,836	461,813
Electronic equipment [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	1,215,641	983,675
Furniture, fixtures and equipment [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	338,730	327,961
Leasehold improvements [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	$ 430,022	$ 400,264